Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

7.                                      Property, Plant and Equipment

	December 31, 2011
		Accumulated	Net book
	Cost	Depreciation	Value
Construction in progress	$22,341,627	$—	$22,341,627
Plant and building	23,902,926	3,373,144	20,529,782
Land-use rights	11,639,714	679,504	10,960,210
Machinery and equipment	26,178,326	8,739,877	17,438,449
Motor vehicles	1,842,370	1,105,785	736,585
Office equipment and furniture	2,083,117	901,314	1,181,803
Leasehold improvement	3,658,617	1,219,192	2,439,425
Total	$91,646,697	$16,018,816	$75,627,881

	December 31, 2010
		Accumulated	Net book
	Cost	Depreciation	Value
Construction in progress	$11,421,734	$—	$11,421,734
Plant and building	22,274,540	2,354,501	19,920,039
Land-use rights	11,204,708	395,487	10,809,221
Machinery and equipment	22,912,867	6,169,987	16,742,880
Motor vehicles	1,773,515	690,932	1,082,583
Office equipment and furniture	2,022,351	632,059	1,390,292
Leasehold improvement	3,521,885	852,406	2,669,479
Total	$75,131,600	$11,095,372	$64,036,228

Land and building of Changping facilities of Sinovac Beijing with a net book value of $7.38 million (RMB 46.97 million) was pledged as collateral (note 9) for a bank loan from China Construction Bank.

Plant and building of Sinovac Beijing with a net book value of $3.4 million (RMB 21.5 million) was pledged as collateral (note 9) for a bank loan from Bank of Beijing.

Depreciation expense in 2011, 2010 and 2009 was $4,557,268, $3,685,480 and $1,841,261 respectively.

As at December 31, 2011, the accounts payable and accrued liabilities included $9,124,751 (December 31, 2010 - $3,958,740) for purchasing plant, property and equipment.

Loss on disposal and write down of equipment in 2011, 2010 and 2009 was $454,973, $1,237,685 and $169,678, respectively.